Offerings	Sep. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025A 4.05% Senior Notes due September 15, 2028 of Southern Company Gas Capital Corporation
Maximum Aggregate Offering Price	$ 424,528,250.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 64,995.28
Offering Note	This Calculation of Filing Fee Tables shall be deemed to update the Calculation of Filing Fee Tables in Southern Company Gas and Southern Company Gas Capital Corporation's Registration Statement on Form S-3 (File No. 333-285115) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the Securities Act). Southern Company Gas has provided a guarantee with respect to the Series 2025A 4.05% Senior Notes due September 15, 2028 issued by Southern Company Gas Capital Corporation.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of Series 2025A 4.05% Senior Notes due September 15, 2028 of Southern Company Gas Capital Corporation
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the Guarantee of Series 2025A 4.05% Senior Notes due September 15, 2028 by Southern Company Gas, and, pursuant to Rule 457(n) under the Securities Act, no registration fee is required with respect to such guarantee.